May 01, 2016
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The name of the performance benchmark for each fund listed in Schedule A is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Western Asset Variable Global High Yield Bond Portfolio	Barclays Global High Yield Index (Hedged)	Bloomberg Barclays Global High Yield Index (Hedged)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio QS Variable Conservative Growth QS Variable Growth QS Variable Moderate Growth Western Asset Core Plus VIT Portfolio	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2016
QS Variable Conservative Growth	May 1, 2016
QS Variable Growth	May 1, 2016
QS Variable Moderate Growth	May 1, 2016

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2016
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2016